Segments - Business Segment Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Termination and settlement cost		$ 102
Sponsor Advisory Fees			12
Transformation Initiative and other dual running costs			16
Preparatory costs	16
Deferred financing costs	60	73
Corporate and eliminations
Segment Information [Line Items]
Deferred financing costs	$ 60	$ 73